FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 26,814,000
Working capital	$ 30,416,000
Foreign Currency Risk [Member]
Statement [Line Items]
Asset and liability exposure, description	A 10% change in the interest rate would not a result in a material impact on the Company’s operations.
Impact on net earning (loss)	$ 528,000	$ 589,000
Price Risk [Member]
Statement [Line Items]
Asset and liability exposure, description	Based on outstanding accounts receivable that were subject to pricing adjustments, a 10% change in metals prices would have an impact on net earnings (loss) of $Nil (December 31, 2020 - $2).
Impact on net earning (loss)		2,000
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Asset and liability exposure, description	a 10% change in metals prices would have an impact on net earnings (loss) of $Nil (December 31, 2020 - $2).
Price Risk [Member] | Long-term investments One [Member]
Statement [Line Items]
Asset and liability exposure, description	a 10% change in market prices would have an impact on net earnings (loss) of approximately $451 (December 31, 2020 - $418).
Impact on net earning (loss)	$ 451,000	$ 418,000